Significant Accounting Policies - Schedule of Disaggregation of Revenue by Type of Contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
Sales to Xiaomi
Disaggregation Of Revenue [Line Items]
Revenue	2,295,569		2,889,441	2,112,170
Sales to Xiaomi | Xiaomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	2,021,117		2,560,787	1,859,499
Sales to Xiaomi | Viomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	274,452		326,114	250,593
Sales to Xiaomi | Rendering of Services
Disaggregation Of Revenue [Line Items]
Revenue			2,540	2,078
Sales to Third Party Customers
Disaggregation Of Revenue [Line Items]
Revenue	¥ 3,008,266		¥ 2,936,183	¥ 2,535,343